SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Derivative Instruments
Notional Amount	Variable Rate	Fixed Cost	Maturity Date
$650,000	3.96%	5.70%	February 1, 2015
$1,170,831	3.36%	5.865%	August 30, 2021